Pacer US Small Cap Cash Cows Growth Leaders ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 9.1%
Cargurus, Inc. (a)	2,581	$58,485
Cars.com, Inc. (a)	2,050	46,760
Cogent Communications Holdings, Inc.	450	27,558
Gogo, Inc. (a)	1,250	18,838
Shutterstock, Inc.	386	19,860
TechTarget, Inc. (a)	321	10,426
The EW Scripps Co. - Class A (a)	871	8,588
Thryv Holdings, Inc. (a)	1,546	36,640
YELP, Inc. (a)	830	37,392
		264,547
Consumer Discretionary - 13.8%
Cavco Industries, Inc. (a)	107	31,635
Ethan Allen Interiors, Inc.	571	17,969
Green Brick Partners, Inc. (a)	1,621	91,619
MDC Holdings, Inc.	920	47,178
Monarch Casino & Resort, Inc.	166	11,507
Monro, Inc.	435	15,943
Perdoceo Education Corp. (a)	1,086	14,498
Six Flags Entertainment Corp. (a)	1,035	24,736
Steven Madden Ltd.	526	17,558
Stride, Inc. (a)	820	31,332
The Buckle, Inc.	296	10,822
Tri Pointe Homes, Inc. (a)	1,978	63,059
Vista Outdoor, Inc. (a)	751	22,755
		400,611
Consumer Staples - 6.5%
Cal-Maine Foods, Inc.	266	12,287
elf Beauty, Inc. (a)	815	95,127
Medifast, Inc.	106	10,800
National Beverage Corp. (a)	445	23,518
The Simply Good Foods Co. (a)	496	19,200
Vector Group Ltd.	2,181	28,615
		189,547
Energy - 5.8%
California Resources Corp.	326	17,392
Callon Petroleum Co. (a)	320	12,019
Civitas Resources, Inc.	330	24,704
CONSOL Energy, Inc.	156	11,625
Dorian LPG Ltd.	1,556	46,275
Patterson-UTI Energy, Inc.	665	10,534
SM Energy Co.	290	10,524
Talos Energy, Inc. (a)	626	10,016
US Silica Holdings, Inc. (a)	1,191	15,495
Vital Energy, Inc. (a)	201	10,609
		169,193
Health Care - 14.4%
Addus HomeCare Corp. (a)	145	13,278
Amphastar Pharmaceuticals, Inc. (a)	1,285	77,987
Certara, Inc. (a)	2,320	45,170
Collegium Pharmaceutical, Inc. (a)	1,136	25,855
Corcept Therapeutics, Inc. (a)	826	21,046
Embecta Corp.	556	11,865
Harmony Biosciences Holdings, Inc. (a)	226	7,994
Innoviva, Inc. (a)	1,956	26,504
Ironwood Pharmaceuticals, Inc. (a)	1,510	16,746
LeMaitre Vascular, Inc.	721	45,589
Ligand Pharmaceuticals, Inc. (a)	291	19,477
Mesa Laboratories, Inc.	90	11,579
Pacira BioSciences, Inc. (a)	340	12,359
Prestige Brands Holdings, Inc. (a)	336	21,910
Simulations Plus, Inc.	671	33,416
Supernus Pharmaceuticals, Inc. (a)	501	15,376
Veradigm, Inc. (a)	731	9,883
		416,034
Industrials - 13.7%
Boise Cascade Co.	285	29,495
Brady Corp. - Class A	481	24,810
Encore Wire Corp.	175	29,871
Forward Air Corp.	150	17,826
Griffon Corp.	461	19,233
Korn/Ferry International	265	13,960
Liquidity Services, Inc. (a)	1,095	18,374
Matson, Inc.	385	35,982
Mueller Industries, Inc.	355	28,776
PGT Innovations, Inc. (a)	1,501	42,944
Powell Industries, Inc.	1,441	87,584
Resources Connection, Inc.	735	11,745
Verra Mobility Corp. (a)	1,695	35,578
		396,178
Information Technology - 33.0%
A10 Networks, Inc.	885	13,735
Adeia, Inc.	1,596	19,184
Agilysys, Inc. (a)	441	32,471
Axcelis Technologies, Inc. (a)	521	104,450
Badger Meter, Inc.	241	39,678
Cohu, Inc. (a)	755	32,956
Consensus Cloud Solutions, Inc. (a)	250	8,103
CTS Corp.	626	27,938
Digi International, Inc. (a)	386	16,185
Digital Turbine, Inc. (a)	780	8,455
Diodes, Inc. (a)	245	23,150
DoubleVerify Holdings, Inc. (a)	1,295	54,520
Extreme Networks, Inc. (a)	986	26,218
InterDigital, Inc.	780	72,298
Knowles Corp. (a)	2,000	36,540
Kulicke & Soffa Industries, Inc.	550	32,934
MaxLinear, Inc. (a)	431	10,633
N-able, Inc. (a)	2,926	41,169
NetScout Systems, Inc. (a)	441	12,326
Onto Innovation, Inc. (a)	431	53,582
PDF Solutions, Inc. (a)	1,086	49,945
Perficient, Inc. (a)	391	24,942
Photronics, Inc. (a)	1,441	38,114
Progress Software Corp.	546	32,793
Rambus, Inc. (a)	1,095	68,558
SPS Commerce, Inc. (a)	178	32,109
Veeco Instruments, Inc. (a)	1,580	44,493
		957,479
Materials - 2.1%
Balchem Corp.	120	16,169
Ingevity Corp. (a)	155	9,923
Livent Corp. (a)	516	12,704
Warrior Met Coal, Inc.	465	20,576
		59,372
Utilities - 1.5%
Otter Tail Corp.	526	42,611
TOTAL COMMON STOCKS (Cost $2,735,653)		2,895,572
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 4.210% (b)	$3,178	3,178
TOTAL SHORT-TERM INVESTMENTS (Cost $3,178)		3,178

Total Investments (Cost $2,738,831) - 100.0%		2,898,750
Other Assets in Excess of Liabilities - 0.0% (c)		588
TOTAL NET ASSETS - 100.0%		$2,899,338

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of July 31, 2023.
(c)	Less than 0.05%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 2,895,572	$ -	$ -	$ -	$ 2,895,572
Short-Term Investments	3,178	-	-	-	3,178
Total Investments in Securities	$ 2,898,750	$ -	$ -	$ -	$ 2,898,750
^ See the Schedules of Investments for sector breakouts.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.